Condensed Consolidated Balance Sheets - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 304,258	$ 151,993	$ 10,181
Accounts receivable	13,765	109,347	12,833
Inventory	72,600	52,848
Prepaid expenses	216,127		20,167
Total Current Assets	606,750	314,188	43,181
PROPERTY & EQUIPMENT-net	1,035,109	1,076,626	111,029
OTHER ASSETS:
Goodwill	7,529,875	7,529,875	1,719,235
Right of use operating lease asset-net			9,610
Intangible assets-net	991,821	1,006,730	314,700
TOTAL ASSETS	10,163,555	9,927,419	2,197,755
CURRENT LIABILITIES:
Accounts payable and accrued expenses	975,596	940,612	771,931
Derivative liability			928,774
Operating lease liability			10,050
Deferred revenue	64,704	86,846
Notes payable-related party, net	1,475,631	1,402,523	29,067
Finance lease liabilities-current portion	25,506	24,740
Notes payable-current portion	114,119	113,885	215,000
Convertible debt- net			67,500
Total Current Liabilities	2,655,556	2,568,606	2,022,322
LONG-TERM LIABILITIES:
Notes payable-net of current portion	108,077	150,063
Finance lease liabilities-net of current portion	83,856	96,804
Total Liabilities	2,847,489	2,815,473	2,022,322
Commitments and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized, -0- outstanding
Common Stock Value	6,356	6,257	5,441
Additional paid-in-capital	19,980,999	18,871,098	9,072,573
Subscription payable		70,000
Accumulated other comprehensive loss	(304)	(304)	(304)
Accumulated deficit	(12,670,985)	(11,835,105)	(8,902,277)
Total Stockholders’ Equity	7,316,066	7,111,946	175,433
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 10,163,555	$ 9,927,419	$ 2,197,755